Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)	Fees	Total Payments
Shootaring Mill
Total	$ 655,138	$ 655,138
West Slope
Total	385,514	385,514
Golden Eagle
Total	146,070	146,070
Utah Uranium Claims
Total	87,782	87,782
Velvet-Wood
Total	27,117	27,117
Frank M
Total	13,978	13,978
Marysvale
Total	17,892	17,892
Newsboy
Total	37,741	37,741
Dripping Springs Quartzite
Total	49,203	49,203
Artillery Peak
Total	62,621	62,621
Findlay Tank
Total	5,591	5,591
California Uranium Claims
Total	30,192	30,192
Slick Rock
Total	$ 125,441	$ 125,441